UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21331

Wells Fargo Advantage Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities: 18.84%
FHLB ± (d)	2.44%	12/01/2034	$6,740,248	$7,093,038
FHLB ± (d)	2.51	06/01/2035	2,714,732	2,887,069
FHLMC ± (d)	2.36	12/01/2035	4,463,412	4,691,386
FHLMC ± (d)	2.37	01/01/2036	6,114,953	6,435,561
FHLMC ± (d)	2.42	04/01/2034	13,190,848	13,932,064
FHLMC ± (d)	2.47	08/01/2035	4,646,716	4,905,042
FHLMC ±	2.48	07/01/2032	1,123	1,136
FHLMC ± (d)	2.60	09/01/2038	5,696,743	6,024,263
FHLMC	8.50	04/01/2015	14,374	14,612
FHLMC	8.50	07/01/2028	125,973	152,773
FHLMC	8.50	03/01/2030	70,046	77,494
FHLMC Series 0196 Class A ±	1.11	12/15/2021	83,679	83,736
FHLMC Series 1383 ± (d)	5.82	02/01/2037	1,839,409	1,987,473
FHLMC Series 2011-K16 Class B 144A	4.75	11/25/2046	1,000,000	893,707
FHLMC Series 2012-K705 Class B (a)	4.16	09/25/2044	754,000	701,097
FHLMC Series 2390 Class FD ±	0.74	12/15/2031	83,902	84,145
FHLMC Series 2411 Class F ±	0.84	02/15/2032	110,840	111,282
FHLMC Series 2567 Class FH ±	0.69	02/15/2033	181,010	181,173
FNMA ± (d)	2.14	12/01/2035	1,584,805	1,646,646
FNMA ± (d)	2.35	08/01/2036	2,115,660	2,200,697
FNMA ± (d)	2.39	03/01/2035	5,184,533	5,477,453
FNMA ± (d)	2.39	07/01/2038	2,267,970	2,400,822
FNMA ± (d)	2.44	04/01/2034	4,481,350	4,693,932
FNMA ± (d)	2.48	06/01/2038	3,460,578	3,676,218
FNMA ± (d)	2.49	10/01/2034	10,460,352	11,063,145
FNMA ± (d)	2.53	08/01/2039	5,527,968	5,879,831
FNMA ± (d)	2.58	07/01/2038	2,258,016	2,383,429
FNMA ± (d)	2.60	01/01/2038	3,050,872	3,137,636
FNMA ± (d)	2.61	02/01/2036	1,329,470	1,403,874
FNMA ± (d)	2.65	04/01/2036	1,655,474	1,720,724
FNMA ± (d)	2.68	05/01/2035	3,436,120	3,650,462
FNMA ± (d)	2.69	05/01/2036	10,104,058	10,729,818
FNMA ± (d)	2.71	07/01/2036	1,222,375	1,295,239
FNMA ±	2.74	05/01/2036	876,876	911,373
FNMA ± (d)	4.24	02/01/2035	5,193,095	5,526,272
FNMA ± (d)	4.81	09/01/2032	2,358,019	2,506,562
FNMA ± (d)	4.85	04/01/2034	2,774,361	2,908,158
FNMA	6.00	04/01/2033	190,138	211,905
FNMA ± (d)	6.26	09/01/2037	1,960,867	2,122,761
FNMA	6.50	11/01/2032	65,923	75,445
FNMA	7.50	07/01/2017	101,435	110,764
FNMA	7.50	10/01/2028	12,414	12,444
FNMA	7.50	11/01/2028	164,133	178,760
FNMA	7.50	02/01/2030	43,460	44,325
FNMA	7.50	09/01/2030	100,851	109,329
FNMA	7.50	07/01/2032	21,696	21,796
FNMA	8.00	12/01/2024	9,075	9,190
FNMA	8.00	06/01/2030	36,206	37,173
FNMA	12.00	01/01/2016	14,719	16,476
FNMA Series 1996-46 Class FA ±	0.78	08/25/2021	50,535	50,749
FNMA Series 2001-25 Class Z	6.00	06/25/2031	533,210	598,288
FNMA Series 2001-35 Class F ±	0.88	07/25/2031	24,547	24,714
FNMA Series 2001-57 Class F ±	0.78	06/25/2031	24,713	24,859
FNMA Series 2001-T10 Class A2	7.50	12/25/2041	225,968	263,577
FNMA Series 2002-77 Class FH ±	0.69	12/18/2032	167,040	167,590
FNMA Series 2002-97 Class FR ±	0.83	01/25/2033	52,920	53,024
FNMA Series 2003-W8 Class 3F2 ±	0.63	05/25/2042	1,045,017	1,045,863
FNMA Series G91-16 Class F ±	0.73	06/25/2021	56,098	56,288
FNMA Series G92-17 Class F ±	1.33	03/25/2022	119,192	120,913
GNMA	6.50	06/15/2028	71,161	83,170
GNMA	7.25	07/15/2017	36,415	40,305
GNMA	7.25	08/15/2017	14,899	16,491
GNMA	7.25	08/15/2017	55,683	61,439
GNMA	7.25	08/15/2017	43,986	48,477
GNMA	7.25	09/15/2017	41,716	46,205

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
GNMA	7.25%	10/15/2017	$95,283	$105,185
GNMA	7.25	10/15/2017	46,720	51,385
GNMA	7.25	11/15/2017	37,494	41,099
GNMA	7.25	01/15/2018	13,218	14,604
GNMA	7.25	01/15/2018	30,495	33,998
GNMA	7.25	02/15/2018	31,111	34,460
GNMA	7.25	05/15/2018	16,130	17,631
Total Agency Securities (Cost $125,839,308)				129,420,024

			Shares
Common Stocks: 0.23%
Consumer Discretionary: 0.00%
Hotels, Restaurants & Leisure: 0.00%
Trump Entertainment Resorts Incorporated †			1,161	4,644

Industrials: 0.19%
Commercial Services & Supplies: 0.19%
Covanta Energy Corporation			1,316,237	1,303,404

Telecommunication Services: 0.04%
Diversified Telecommunication Services: 0.04%
Fairpoint Communications Incorporated †			70,442	286,699

Total Common Stocks (Cost $2,917,066)				1,594,747

			Principal
Convertible Debentures: 0.15%
Information Technology: 0.15%
Communications Equipment: 0.15%
Lucent Technologies Incorporated Series B	2.88	06/15/2025	$1,145,000	1,046,244

Total Convertible Debentures (Cost $765,113)				1,046,244

Corporate Bonds and Notes: 52.54%
Consumer Discretionary: 10.57%
Auto Components: 1.28%
Allison Transmission Incorporated 144A	7.13	05/15/2019	3,050,000	3,069,063
Armored Autogroup Incorporated 144A	9.25	11/01/2018	375,000	313,125
Cooper Tire & Rubber Company	7.63	03/15/2027	1,895,000	1,800,250
Cooper Tire & Rubber Company	8.00	12/15/2019	450,000	468,000
Exide Technologies	8.63	02/01/2018	600,000	495,000
Goodyear Tire & Rubber Company	8.75	08/15/2020	468,000	513,630
Goodyear Tire & Rubber Company	10.50	05/15/2016	1,957,000	2,142,915
				8,801,983

Diversified Consumer Services: 1.35%
Carriage Services Incorporated	7.88	01/15/2015	1,795,000	1,808,463
Service Corporation International	6.75	04/01/2016	475,000	521,906
Service Corporation International	7.00	06/15/2017	1,610,000	1,787,100
Service Corporation International	7.00	05/15/2019	650,000	702,000
Service Corporation International	7.50	04/01/2027	3,965,000	3,890,656

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Diversified Consumer Services (continued)
Service Corporation International	8.00%	11/15/2021	$475,000	$546,250
				9,256,375

Hotels, Restaurants & Leisure: 2.86%
Ameristar Casinos Incorporated	7.50	04/15/2021	1,800,000	1,917,000
Burger King Corporation	9.88	10/15/2018	850,000	935,000
Chukchansi Economic Development Authority ± 144A (s) (i)	4.16	11/15/2012	1,375,000	907,500
CityCenter Holdings LLC	7.63	01/15/2016	175,000	183,750
CityCenter Holdings LLC ¥	11.50	01/15/2017	1,138,307	1,215,143
DineEquity Incorporated	9.50	10/30/2018	3,475,000	3,787,750
Greektown Superholdings	13.00	07/01/2015	4,125,000	4,413,750
NAI Entertainment Holdings LLC 144A	8.25	12/15/2017	1,000,000	1,092,500
Pinnacle Entertainment Incorporated	7.50	06/15/2015	1,250,000	1,275,000
Scientific Games Corporation	9.25	06/15/2019	485,000	528,650
Speedway Motorsports Incorporated	6.75	02/01/2019	225,000	231,750
Speedway Motorsports Incorporated	8.75	06/01/2016	950,000	1,035,500
William Hill plc	7.13	11/11/2016	396,000	648,978
Yonkers Racing Corporation 144A	11.38	07/15/2016	1,400,000	1,494,500
				19,666,771

Household Durables: 0.07%
American Greetings	7.38	12/01/2021	475,000	480,344

Media: 3.90%
Cablevision Systems Corporation	8.63	09/15/2017	1,310,000	1,460,650
CCH II Capital LLC	13.50	11/30/2016	7,535,929	8,685,158
Cinemark USA Incorporated	7.38	06/15/2021	775,000	815,688
Cinemark USA Incorporated	8.63	06/15/2019	350,000	385,000
CSC Holdings LLC	7.88	02/15/2018	600,000	670,500
CSC Holdings LLC	8.50	04/15/2014	400,000	445,000
DISH DBS Corporation	7.88	09/01/2019	480,000	553,200
EchoStar DBS Corporation	6.63	10/01/2014	1,000,000	1,075,000
EchoStar DBS Corporation	7.13	02/01/2016	125,000	137,188
EchoStar DBS Corporation	7.75	05/31/2015	350,000	390,250
Gray Television Incorporated	10.50	06/29/2015	2,825,000	2,930,938
Interactive Data Corporation	10.25	08/01/2018	1,250,000	1,384,375
Lamar Media Corporation 144A	5.88	02/01/2022	250,000	250,313
Lamar Media Corporation	7.88	04/15/2018	575,000	628,188
Lamar Media Corporation Series C	9.75	04/01/2014	500,000	567,500
LIN Television Corporation	8.38	04/15/2018	775,000	786,625
Regal Cinemas Corporation	8.63	07/15/2019	2,325,000	2,551,688
Regal Entertainment Group	9.13	08/15/2018	325,000	355,875
Salem Communications Corporation	9.63	12/15/2016	2,516,000	2,723,570
				26,796,706

Specialty Retail: 0.81%
Advance Auto Parts Incorporated	4.50	01/15/2022	600,000	624,231
Gap Incorporated	5.95	04/12/2021	600,000	576,003
Limited Brands Incorporated	6.63	04/01/2021	50,000	55,000
Macys Retail Holdings Incorporated	3.88	01/15/2022	600,000	615,197
RadioShack Corporation	6.75	05/15/2019	1,525,000	1,281,000
Rent-A-Center Incorporated	6.63	11/15/2020	375,000	387,188
Toys R Us Property Company LLC	8.50	12/01/2017	1,905,000	2,040,731
				5,579,350

Textiles, Apparel & Luxury Goods: 0.30%
Oxford Industries Incorporated	11.38	07/15/2015	1,865,000	2,044,506

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Consumer Staples: 0.70%
Food & Staples Retailing: 0.09%
SABMiller Holdings Incorporated 144A	3.75%	01/15/2022	$600,000	$625,117

Food Products: 0.50%
Darling International Incorporated	8.50	12/15/2018	125,000	140,000
Dole Food Company Incorporated	13.88	03/15/2014	1,452,000	1,671,615
Smithfield Foods Incorporated	10.00	07/15/2014	1,370,000	1,609,750
				3,421,365

Tobacco: 0.11%
Lorillard Tobacco Company	6.88	05/01/2020	650,000	750,741

Energy: 7.74%
Energy Equipment & Services: 1.88%
Bristow Group Incorporated	7.50	09/15/2017	1,585,000	1,648,400
Cleaver-Brooks Incorporated 144A	12.25	05/01/2016	630,000	636,300
GulfMark Offshore Incorporated	7.75	07/15/2014	1,625,000	1,633,125
Hornbeck Offshore Services Incorporated Series B	6.13	12/01/2014	2,345,000	2,347,931
Hornbeck Offshore Services Incorporated Series B	8.00	09/01/2017	2,230,000	2,347,075
Oil States International Incorporated	6.50	06/01/2019	1,230,000	1,306,875
Parker Drilling Company	9.13	04/01/2018	460,000	487,600
PHI Incorporated	8.63	10/15/2018	2,500,000	2,525,000
				12,932,306

Oil, Gas & Consumable Fuels: 5.86%
Chesapeake Energy Corporation	9.50	02/15/2015	2,250,000	2,531,250
Cloud Peak Energy Resources Incorporated	8.25	12/15/2017	125,000	135,000
Cloud Peak Energy Resources Incorporated	8.50	12/15/2019	225,000	245,813
Coffeyville Resources LLC 144A	9.00	04/01/2015	932,000	997,240
Coffeyville Resources LLC 144A	10.88	04/01/2017	1,350,000	1,512,000
Consol Energy Incorporated	8.25	04/01/2020	825,000	894,094
Crestwood Midstream Part Company 144A	7.75	04/01/2019	675,000	680,063
Denbury Resources Incorporated	6.38	08/15/2021	350,000	378,875
Denbury Resources Incorporated	8.25	02/15/2020	425,000	483,438
El Paso Corporation	6.50	09/15/2020	445,000	486,545
El Paso Corporation	7.00	06/15/2017	425,000	470,796
El Paso Corporation	7.25	06/01/2018	1,610,000	1,794,772
El Paso Corporation	7.42	02/15/2037	800,000	884,217
El Paso Corporation	7.80	08/01/2031	1,850,000	2,168,711
Encore Acquisition Company	9.50	05/01/2016	375,000	420,469
Energy Transfer Equity LP	7.50	10/15/2020	3,100,000	3,425,500
Ferrellgas Finance Corporation	9.13	10/01/2017	2,325,000	2,441,250
Forest Oil Corporation	7.25	06/15/2019	1,345,000	1,345,000
Forest Oil Corporation	8.50	02/15/2014	535,000	583,150
Holly Corporation	9.88	06/15/2017	1,895,000	2,112,925
Inergy Holdings LP	6.88	08/01/2021	421,000	402,055
Inergy Holdings LP	7.00	10/01/2018	500,000	486,250
Overseas Shipholding Group	7.50	02/15/2024	800,000	486,000
Petrohawk Energy Corporation	7.88	06/01/2015	790,000	837,400
Petrohawk Energy Corporation	10.50	08/01/2014	495,000	550,069
Pioneer Natural Resources Company	7.50	01/15/2020	1,220,000	1,467,372
Plains Exploration & Production Company	8.63	10/15/2019	2,885,000	3,245,625
Regency Energy Partners	6.88	12/01/2018	250,000	271,250
Sabine Pass LNG LP	7.25	11/30/2013	2,265,000	2,344,275
Sabine Pass LNG LP	7.50	11/30/2016	3,125,000	3,257,813
Susser Holdings LLC	8.50	05/15/2016	975,000	1,057,875
Tesoro Corporation	9.75	06/01/2019	945,000	1,070,213
Weatherford International Incorporated	6.35	06/15/2017	650,000	742,178
				40,209,483

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Financials: 13.29%
Capital Markets: 0.90%
E*TRADE Financial Corporation ¥	12.50%	11/30/2017	$4,291,000	$4,966,833
Oppenheimer Holdings Incorporated	8.75	04/15/2018	1,225,000	1,226,531
				6,193,364

Commercial Banks: 1.54%
CIT Group Incorporated 144A	5.25	04/01/2014	750,000	763,125
CIT Group Incorporated 144A	7.00	05/04/2015	1,472,000	1,479,360
CIT Group Incorporated	7.00	05/01/2016	2,103,629	2,103,629
CIT Group Incorporated	7.00	05/01/2017	2,900,000	2,903,625
Emigrant Bancorp Incorporated 144A (i)	6.25	06/15/2014	2,925,000	2,639,754
HSBC Bank USA	6.00	08/09/2017	650,000	694,117
				10,583,610

Consumer Finance: 6.90%
American General Finance Corporation	5.40	12/01/2015	1,625,000	1,289,844
American General Finance Corporation	5.75	09/15/2016	1,100,000	827,750
American General Finance Corporation	6.50	09/15/2017	200,000	145,000
Calpine Construction Finance Corporation 144A	7.25	10/15/2017	4,800,000	5,016,000
Calpine Construction Finance Corporation 144A	8.00	06/01/2016	1,375,000	1,481,563
Clearwire Communications Finance Corporation 144A	12.00	12/01/2015	940,000	885,950
Clearwire Communications Finance Corporation 144A	12.00	12/01/2015	1,450,000	1,366,625
Ford Motor Credit Company LLC	5.00	05/15/2018	650,000	672,860
Ford Motor Credit Company LLC	8.00	12/15/2016	250,000	296,015
General Motors Financial Company Incorporated 144A	6.75	06/01/2018	900,000	936,000
GMAC LLC	6.75	12/01/2014	1,298,000	1,353,165
GMAC LLC	6.88	08/28/2012	1,244,000	1,262,660
GMAC LLC	7.50	12/31/2013	3,620,000	3,810,050
Homer City Funding LLC	8.73	10/01/2026	1,263,376	1,149,672
International Lease Finance Corporation	6.38	03/25/2013	460,000	466,325
International Lease Finance Corporation 144A	6.75	09/01/2016	100,000	107,625
International Lease Finance Corporation	8.63	09/15/2015	900,000	970,875
JBS USA Finance Incorporated	11.63	05/01/2014	3,745,000	4,302,069
Level 3 Financing Incorporated	10.00	02/01/2018	2,010,000	2,145,675
Local TV Finance LLC 144A ¥	9.25	06/15/2015	2,825,000	2,796,750
Nielsen Finance LLC Company	11.50	05/01/2016	601,000	689,648
Nielson Finance LLC Company	7.75	10/15/2018	5,100,000	5,680,125
Springleaf Finance Corporation	6.90	12/15/2017	2,975,000	2,305,625
Sprint Capital Corporation	6.88	11/15/2028	7,885,000	5,844,756
Sprint Capital Corporation	8.75	03/15/2032	1,855,000	1,558,200
				47,360,827

Diversified Financial Services: 1.66%
Ally Financial Incorporated	8.30	02/12/2015	2,055,000	2,266,912
Bank of America Corporation	3.70	09/01/2015	650,000	644,719
Citigroup Incorporated	6.00	08/15/2017	650,000	712,158
General Electric Capital Corporation	4.65	10/17/2021	650,000	687,211
General Electric Capital Corporation	7.63	12/10/2014	2,000,000	1,791,608
Moody’s Corporation	5.50	09/01/2020	552,000	588,759
Nuveen Investments Incorporated	5.50	09/15/2015	2,950,000	2,669,750
Nuveen Investments Incorporated	10.50	11/15/2015	875,000	912,188
Nuveen Investments Incorporated 144A	10.50	11/15/2015	1,100,000	1,135,750
				11,409,055

Insurance: 0.57%
Hub International Holdings Incorporated 144A	10.25	06/15/2015	3,375,000	3,412,969
USI Holdings Corporation 144A	9.75	05/15/2015	525,000	514,500
				3,927,469

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
REITs: 1.72%
Dupont Fabros Technology Incorporated	8.50%	12/15/2017	$5,560,000	$6,102,100
Health Care Incorporated	5.25	01/15/2022	650,000	686,923
Host Hotels & Resorts LP	9.00	05/15/2017	235,000	260,850
MPT Operating Partnership LP	6.88	05/01/2021	775,000	804,063
Omega Healthcare Investors Incorporated	6.75	10/15/2022	1,775,000	1,881,500
Omega Healthcare Investors Incorporated	7.00	01/15/2016	500,000	511,875
Ventas Incorporated	9.00	05/01/2012	859,000	871,431
WEA Finance LLC 144A	4.63	05/10/2021	650,000	686,639
				11,805,381

Health Care: 1.97%
Health Care Equipment & Supplies: 0.44%
Biomet Incorporated	10.38	10/15/2017	540,000	585,900
Biomet Incorporated	11.63	10/15/2017	2,200,000	2,392,500
				2,978,400

Health Care Providers & Services: 1.40%
Apria Healthcare Group Incorporated	11.25	11/01/2014	590,000	615,813
Aviv Healthcare Properties LP	7.75	02/15/2019	1,025,000	1,027,563
Centene Corporation	5.75	06/01/2017	1,000,000	1,020,000
Community Health Systems Incorporated	8.88	07/15/2015	422,000	438,880
Emergency Medical Services Corporation	8.13	06/01/2019	425,000	433,500
HCA Incorporated	6.50	02/15/2020	1,875,000	1,987,500
HCA Incorporated	7.50	02/15/2022	350,000	374,500
HCA Incorporated	8.50	04/15/2019	375,000	416,250
Health Management Association 144A	7.38	01/15/2020	225,000	231,750
Health Management plc	6.13	04/15/2016	175,000	180,688
HealthSouth Corporation	7.25	10/01/2018	400,000	413,000
HealthSouth Corporation	7.75	09/15/2022	400,000	417,000
Sabra Health Care LP	8.13	11/01/2018	1,450,000	1,526,125
United Surgical Partners International Incorporated	8.88	05/01/2017	525,000	549,938
				9,632,507

Pharmaceuticals: 0.13%
Mylan Incorporated 144A	6.00	11/15/2018	300,000	309,750
Mylan Incorporated 144A	7.63	07/15/2017	375,000	412,031
Mylan Incorporated 144A	7.88	07/15/2020	150,000	166,500
				888,281

Industrials: 3.05%
Aerospace & Defense: 0.71%
Alliant Techsystems Incorporated	6.75	04/01/2016	1,980,000	2,034,450
GeoEye Incorporated	9.63	10/01/2015	485,000	538,350
Hexcel Corporation	6.75	02/01/2015	480,000	484,200
L-3 Communications Holdings Incorporated	6.38	10/15/2015	1,379,000	1,413,475
TransDigm Group Incorporated	7.75	12/15/2018	375,000	410,625
				4,881,100

Commercial Services & Supplies: 1.54%
Casella Waste Systems Incorporated	11.00	07/15/2014	1,945,000	2,120,050
Corrections Corporation of America	7.75	06/01/2017	1,270,000	1,378,744
Crown Cork & Seal Company Incorporated (i)	7.50	12/15/2096	600,000	516,000
Geo Group Incorporated	7.75	10/15/2017	1,450,000	1,551,500
Interface Incorporated	7.63	12/01/2018	125,000	134,688
Iron Mountain Incorporated	6.75	10/15/2018	250,000	318,837
Iron Mountain Incorporated	8.38	08/15/2021	1,385,000	1,513,113
KAR Holdings Incorporated ±	4.43	05/01/2014	1,150,000	1,145,688

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Commercial Services & Supplies (continued)
Mac-Gray Corporation	7.63%	08/15/2015	$458,000	$469,450
NCO Group Incorporated	11.88	11/15/2014	1,425,000	1,403,625
				10,551,695

Machinery: 0.51%
Columbus McKinnon Corporation	7.88	02/01/2019	725,000	746,750
CPM Holdings Incorporated	10.63	09/01/2014	1,315,000	1,410,338
Dresser Rand Group Incorporated 144A	6.50	05/01/2021	925,000	955,063
Titan International Incorporated	7.88	10/01/2017	375,000	396,094
				3,508,245

Professional Services: 0.08%
Verisk Analytics Incorporated	5.80	05/01/2021	530,000	583,957

Road & Rail: 0.21%
Kansas City Southern	8.00	06/01/2015	55,000	58,300
RailAmerica Incorporated	9.25	07/01/2017	1,247,000	1,387,288
				1,445,588

Information Technology: 4.26%
Communications Equipment: 0.33%
Allbritton Communications Company	8.00	05/15/2018	1,275,000	1,316,438
Lucent Technologies Incorporated	6.45	03/15/2029	1,285,000	970,175
				2,286,613

Computers & Peripherals: 0.24%
Seagate Technology HDD Holdings	6.88	05/01/2020	300,000	321,000
Seagate Technology HDD Holdings	7.75	12/15/2018	1,225,000	1,356,688
				1,677,688

Electronic Equipment, Instruments & Components: 1.63%
CDW Financial Corporation	12.54	10/12/2017	725,000	784,813
GCI Incorporated	6.75	06/01/2021	575,000	577,875
GCI Incorporated	8.63	11/15/2019	2,125,000	2,289,688
Jabil Circuit Incorporated	8.25	03/15/2018	5,275,000	6,145,375
Viasystem Group Incorporated 144A	12.00	01/15/2015	1,285,000	1,374,950
				11,172,701

Internet Software & Services: 0.19%
Equinix Incorporated	7.00	07/15/2021	75,000	81,375
Equinix Incorporated	8.13	03/01/2018	1,085,000	1,204,350
				1,285,725

IT Services: 1.84%
Fidelity National Information Services Incorporated 144A	7.63	07/15/2017	175,000	190,750
Fidelity National Information Services Incorporated	7.63	07/15/2017	225,000	246,375
Fidelity National Information Services Incorporated	7.88	07/15/2020	1,000,000	1,125,000
First Data Corporation 144A	7.38	06/15/2019	625,000	623,438
First Data Corporation	11.25	03/31/2016	4,550,000	3,947,125
SunGard Data Systems Incorporated	7.38	11/15/2018	525,000	553,875
SunGard Data Systems Incorporated	7.63	11/15/2020	250,000	265,625
SunGard Data Systems Incorporated	10.25	08/15/2015	3,455,000	3,575,925
TW Telecommunications Holdings Incorporated	8.00	03/01/2018	675,000	730,688
Unisys Corporation	12.50	01/15/2016	460,000	491,050
Unisys Corporation 144A	12.75	10/15/2014	434,000	489,335

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
IT Services (continued)
Unisys Corporation 144A	14.25%	09/15/2015	$332,000	$375,990
				12,615,176

Software: 0.03%
Audatex North American Incorporated 144A	6.75	06/15/2018	225,000	228,938

Materials: 2.15%
Chemicals: 1.09%
Huntsman International LLC	5.50	06/30/2016	1,260,000	1,247,400
Lyondell Chemical Company	11.00	05/01/2018	4,482,876	4,908,749
Rockwood Specialties Group Incorporated	7.63	11/15/2014	340,000	449,184
Solutia Incorporated	7.88	03/15/2020	695,000	816,625
Solutia Incorporated	8.75	11/01/2017	50,000	56,625
				7,478,583

Containers & Packaging: 0.37%
Crown Americas LLC	7.63	05/15/2017	450,000	495,000
Graham Packaging Company	9.88	10/15/2014	1,825,000	1,861,500
Owens Brockway Glass Container Incorporated	7.38	05/15/2016	175,000	196,000
				2,552,500

Metals & Mining: 0.38%
Freeport-McMoRan Copper & Gold Incorporated	8.38	04/01/2017	2,485,000	2,621,675
Indalex Holdings Corporation (s)	11.50	02/01/2014	3,170,000	11,888
				2,633,563

Paper & Forest Products: 0.31%
Clearwater Paper Corporation	10.63	06/15/2016	545,000	610,400
Georgia Pacific Corporation	8.88	05/15/2031	1,080,000	1,500,436
				2,110,836

Telecommunication Services: 5.13%
Diversified Telecommunication Services: 2.10%
Avaya Incorporated	9.75	11/01/2015	1,175,000	1,125,063
Citizens Communications Company	7.88	01/15/2027	1,805,000	1,547,788
Frontier Communications Corporation	8.13	10/01/2018	845,000	842,888
Frontier Communications Corporation	8.25	05/01/2014	200,000	211,000
Frontier Communications Corporation	8.25	04/15/2017	1,040,000	1,047,800
Frontier Communications Corporation	8.50	04/15/2020	525,000	519,750
Intelsat Jackson Holdings Limited	8.50	11/01/2019	850,000	920,125
Intelsat Jackson Holdings Limited	9.50	06/15/2016	725,000	761,250
Qtel International Finance Limited	5.00	10/19/2025	500,000	503,750
Qwest Corporation	7.13	11/15/2043	795,000	781,088
Qwest Corporation	7.25	09/15/2025	1,040,000	1,120,031
Qwest Corporation	7.50	06/15/2023	1,370,000	1,370,000
Qwest Corporation	7.63	08/03/2021	230,000	235,944
SBA Telecommunications Incorporated	8.00	08/15/2016	700,000	757,750
SBA Telecommunications Incorporated	8.25	08/15/2019	100,000	109,000
Windstream Corporation	7.88	11/01/2017	2,330,000	2,574,650
				14,427,877

Wireless Telecommunication Services: 3.03%
American Tower Corporation	5.90	11/01/2021	650,000	700,111
CCO Holdings LLC 144A	7.75	05/01/2017	325,000	353,031
CCO Holdings LLC	8.13	04/30/2020	450,000	497,813

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Wireless Telecommunication Services (continued)
Cricket Communications Incorporated	7.75%	05/15/2016	$1,705,000	$1,807,300
Cricket Communications Incorporated	7.75	10/15/2020	1,550,000	1,476,375
Crown Castle International Corporation	7.13	11/01/2019	75,000	81,563
Crown Castle International Corporation	9.00	01/15/2015	325,000	354,250
iPCS Incorporated ¥	3.68	05/01/2014	1,357,019	1,241,672
MetroPCS Communications Incorporated	6.63	11/15/2020	2,775,000	2,754,188
MetroPCS Communications Incorporated	7.88	09/01/2018	775,000	817,625
Sprint Nextel Corporation 144A	9.00	11/15/2018	325,000	350,188
Sprint Nextel Corporation 144A	11.50	11/15/2021	625,000	646,875
Sprint Nextel Corporation Series D	7.38	08/01/2015	3,260,000	3,154,050
Sprint Nextel Corporation Series F	5.95	03/15/2014	2,335,000	2,311,650
Syniverse Holdings Incorporated	9.13	01/15/2019	3,975,000	4,283,063
				20,829,754

Utilities: 3.68%
Electric Utilities: 1.75%
Aquila Incorporated Step Bond	11.88	07/01/2012	6,545,000	6,823,915
Dolphin Subsidiary II Incorporated 144A	7.25	10/15/2021	2,125,000	2,364,063
IPALCO Enterprises Incorporated	5.00	05/01/2018	900,000	887,625
Otter Tail Corporation	9.00	12/15/2016	1,835,000	1,963,450
PNM Resources Incorporated	9.25	05/15/2015	9,000	9,945
				12,048,998

Gas Utilities: 0.36%
AmeriGas Finance LLC	6.75	05/20/2020	100,000	100,000
AmeriGas Finance LLC	7.00	05/20/2022	125,000	125,313
AmeriGas Partners LP	6.25	08/20/2019	1,500,000	1,492,500
AmeriGas Partners LP	6.50	05/20/2021	475,000	471,438
Suburban Propane Partners LP	7.38	03/15/2020	275,000	288,750
				2,478,001

Independent Power Producers & Energy Traders: 1.57%
Mirant Mid-Atlantic LLC Series C	10.06	12/30/2028	3,614,632	3,686,925
NRG Energy Incorporated	7.38	01/15/2017	3,475,000	3,592,281
NRG Energy Incorporated	8.50	06/15/2019	1,615,000	1,623,075
Reliant Energy Incorporated	7.63	06/15/2014	450,000	450,000
Reliant Energy Incorporated	9.24	07/02/2017	1,071,656	1,028,790
Reliant Energy Incorporated	9.68	07/02/2026	410,000	385,400
				10,766,471

Total Corporate Bonds and Notes (Cost $346,766,524)				360,907,950

Foreign Corporate Bonds and Notes @: 5.29%
Consumer Discretionary: 0.41%
Hotels, Restaurants & Leisure: 0.23%
Casino Guichard Perrachon SA (EUR)	4.73	05/26/2021	900,000	1,139,125
ODEON & UCI Cinemas Group (GBP)	9.00	08/01/2018	300,000	463,285
				1,602,410

Media: 0.18%
UPC Holding BV (EUR)	9.63	12/01/2019	470,000	653,207
Ziggo Bond Company BV (EUR)	8.00	05/15/2018	200,000	274,036
Ziggo Bond Company BV144A (i) (EUR)	8.00	05/15/2018	200,000	274,036
				1,201,279

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Consumer Staples: 0.09%
Food & Staples Retailing: 0.09%
Foodcorp Limited (EUR)	8.75%	03/01/2018	520,000	$642,776

Financials: 4.15%
Commercial Banks: 2.90%
Banco De Brasil (EUR)	4.50	01/20/2016	600,000	791,344
Eurofima (AUD)	6.25	12/28/2018	2,450,000	2,572,267
European Investment Bank (AUD)	6.13	01/23/2017	6,930,000	7,453,526
Instituto de Credito Oficial (EUR)	4.38	05/23/2012	1,800,000	2,368,758
International Bank for Reconstruction & Development (AUD)	5.75	10/01/2020	950,000	1,076,461
KfW Bankengruppe (AUD)	6.25	12/04/2019	1,225,000	1,363,448
KfW Bankengruppe (NZD)	6.38	02/17/2015	4,819,000	4,308,125
				19,933,929

Consumer Finance: 0.15%
Fiat Industrial SpA (EUR)	6.25	03/09/2018	400,000	502,291
Virgin Media Finance plc (GBP)	8.88	10/15/2019	300,000	528,287
				1,030,578

Diversified Financial Services: 0.20%
Voto-Votorantim Limited (EUR)	5.25	04/28/2017	1,000,000	1,340,751

Thrifts & Mortgage Finance: 0.90%
Dexia Kommunalbank AG (EUR)	3.50	06/05/2014	4,000,000	5,244,055
Nationwide Building Society (EUR)	3.75	01/20/2015	700,000	927,992
				6,172,047

Industrials: 0.39%
Building Products: 0.07%
Heidelbergcement AG (EUR)	8.50	10/31/2019	330,000	466,189

Machinery: 0.04%
Savcio Holdings Limited (EUR)	8.00	02/15/2013	250,000	307,392

Trading Companies & Distributors: 0.08%
Rexel SA (EUR)	7.00	12/17/2018	200,000	265,534
Rexel SA (EUR)	8.25	12/15/2016	200,000	283,847
				549,381

Transportation Infrastructure: 0.20%
BAA Funding Limited (EUR)	4.60	02/15/2018	1,000,000	1,351,948

Materials: 0.17%
Metals & Mining: 0.09%
New World Resources NV (EUR)	7.38	05/15/2015	500,000	640,944

Paper & Forest Products: 0.08%
Smurfit Kappa Funding plc (EUR)	7.25	11/15/2017	400,000	546,765

Utilities: 0.08%
Water Utilities: 0.08%
Zinc Capital SA (EUR)	8.88	05/15/2018	500,000	562,461

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Total Foreign Corporate Bonds and Notes (Cost $34,544,493)				36,348,850

Foreign Government Bonds @: 26.19%
Australia Series 124 (AUD)	5.75%	05/15/2021	2,750,000	$3,379,365
Australia Series 22 (AUD)	6.00	07/21/2022	4,000,000	4,410,434
Brazil (BRL)	12.50	01/05/2016	26,000,000	17,261,905
Brazil (BRL)	12.50	01/05/2022	19,500,000	13,895,089
Chile (CLP)	5.50	08/05/2020	1,700,000,000	3,587,775
Colombia (COP)	7.75	04/14/2021	10,000,000,000	6,616,396
Hungary (HUF)	0.00	05/02/2012	1,220,000,000	5,323,109
Indonesia (IDR)	6.25	04/15/2017	13,000,000,000	1,543,372
Indonesia (IDR)	7.00	05/15/2027	72,500,000,000	8,877,605
Indonesia (IDR)	7.38	09/15/2016	48,000,000,000	5,884,122
Korea (KRW)	5.25	09/10/2015	2,850,000,000	2,688,215
Korea (KRW)	5.25	03/10/2027	3,830,000,000	3,921,677
Malaysia (MYR)	4.26	09/15/2016	49,000,000	16,816,036
Mexico (MXN)	7.25	12/15/2016	155,000,000	13,006,129
Mexico (MXN)	8.50	11/18/2038	166,900,000	14,532,661
New Zealand (NZD)	6.00	12/15/2017	6,705,000	6,303,879
Peru (PEN)	7.84	08/12/2020	20,000,000	8,509,483
Philippines (EUR)	6.25	03/15/2016	1,500,000	2,084,704
Poland (PLN)	5.50	04/25/2015	41,000,000	12,941,149
Queensland Treasury (AUD)	6.00	03/01/2022	3,600,000	4,157,889
Russia (RUB)	7.85	03/10/2018	150,000,000	5,118,871
South Africa (ZAR)	8.00	12/21/2018	55,000,000	7,244,633
South Africa (ZAR)	8.25	09/15/2017	88,000,000	11,820,946
Total Foreign Government Bonds (Cost $172,054,265)				179,925,444

Non-Agency Mortgage Backed Securities: 1.87%
American Home Mortgage Assets Series 2006-2 Class 1A1 ±	1.16	09/25/2046	$4,232,135	2,060,940
Banc of America Commercial Mortgage Incorporated Series 2006-03 Class AM	6.05	07/10/2044	1,340,000	1,299,606
Centex Home Equity Series 2002-D Class AF6	4.66	12/25/2032	230,045	223,477
Centex Home Equity Series 2004-B Class AF6	4.19	03/25/2034	305,000	299,694
Countrywide Asset Backed Certificates Series 2007-7 Class 2A1 ±	0.36	10/25/2047	370,242	365,767
Greenwich Capital Commercial Funding Corporation Series 2006-GG7 Class AM	6.08	07/10/2038	1,820,000	1,882,058
GS Mortgage Securities Trust Series 2007-GG10 Class A4	5.98	08/10/2045	1,000,000	1,108,498
Lehman XS Trust Series 2006-18N Class A5A ± (i)	0.45	12/25/2036	3,571,816	1,268,538
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2006-4 Class AM	5.20	12/12/2049	340,000	330,716
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM	5.81	05/12/2039	565,000	595,641
Morgan Stanley Capital I Series 2005-HQ6 Class A4B	5.04	08/13/2042	650,000	677,339
RAAC Series 2005-SP2 Class 1A3 ±	0.68	05/25/2044	464,401	457,501
Residential Asset Mortgage Products Incorporated Series 2006-EFC1 Class A2 ±	0.48	02/25/2036	500,194	478,634
Soundview Home Equity Loan Trust Series 2005-OPT2 Class A5 ±	0.65	08/25/2035	388,826	380,261
Structured Asset Securities Corporation Series 2005 Class 1A7 ± 144A	0.52	02/25/2035	185,182	182,500
Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Class AM	5.47	01/15/2045	1,220,000	1,268,139
Total Non-Agency Mortgage Backed Securities (Cost $13,823,502)				12,879,309

	Dividend Yield		Shares
Preferred Stocks: 0.09%
Financials: 0.09%
Diversified Financial Services: 0.09%
GMAC Capital Trust I	8.13		27,000	599,130

Total Preferred Stocks (Cost $675,000)				599,130

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Term Loans: 14.60%
Advantage Sales & Marketing LLC	9.25%	06/18/2018	$475,000	$466,688
Allison Transmission Incorporated <	2.79	08/07/2014	3,369,734	3,336,576
Ameristar Casinos Incorporated	4.00	04/13/2018	1,022,425	1,025,236
Atlantic Broadband Finance LLC	4.00	03/08/2016	437,691	434,864
B&G Foods Incorporated	4.50	11/18/2018	775,000	775,775
Barrington Broadcasting Group	7.50	06/08/2017	3,843,243	3,814,419
Capital Automotive LP	5.00	03/10/2017	3,784,962	3,758,959
CCC Information Services Incorporated <	4.00	11/11/2015	200,000	200,750
CCM Merger Incorporated <	7.00	03/01/2017	5,045,904	5,006,798
Coinmach Corporation	3.41	11/20/2014	3,330,406	3,040,195
Covanta Energy Corporation	0.48	02/10/2014	680,308	673,675
Crown Castle International Corporation <	3.00	01/25/2019	6,025,000	6,019,999
DineEquity Incorporated <	0.00	10/19/2017	2,000,000	2,000,000
Dunkin Brands Incorporated <	4.00	11/23/2017	3,205,716	3,196,772
Entercom Communication LLC <	0.00	11/30/2018	275,000	274,656
Fairpoint Communications Incorporated	6.50	01/22/2016	3,532,230	2,971,135
Federal Mogul Corporation	2.22	12/28/2015	1,751,273	1,670,644
Federal Mogul Corporation	2.23	12/29/2014	3,075,183	2,933,602
Fidelity National Information Services Incorporated	4.25	07/18/2016	100,000	100,374
First Data Corporation	3.02	09/24/2014	916,226	868,885
First Data Corporation	3.02	09/24/2014	1,408,988	1,336,185
First Data Corporation	3.02	09/24/2014	3,094,510	2,934,617
Genesys Telecommunication <	1.00	01/25/2019	1,975,000	1,974,506
Gray Television Incorporated	3.80	12/31/2014	971,356	956,786
HCA Incorporated	2.77	05/01/2016	987,179	948,926
Helm Holdings Corporation	6.25	06/02/2017	2,619,175	2,560,244
HHI Holdings LLC	7.00	03/21/2017	942,875	935,803
Interactive Data Corporation	4.50	02/12/2018	1,994,975	1,987,494
KAR Auction Services Incorporated	5.00	05/19/2017	4,987,867	4,956,693
Level 3 Financing Incorporated	2.75	03/13/2014	700,000	680,092
LIN Television Corporation	5.00	12/15/2018	400,000	402,000
Local TV Finance LLC	2.28	05/07/2013	1,424,159	1,402,797
LPL Holdings Incorporated <	2.09	06/28/2013	3,493,596	3,465,617
MedAssets Incorporated	5.25	11/16/2016	648,222	648,546
Merisant Company (i)	7.50	01/08/2014	817,551	805,288
MSCI Incorporated <	0.00	03/14/2017	1,600,000	1,600,336
National Cinemedia LLC	2.05	02/13/2015	2,955,172	2,903,457
NCO Group Incorporated	8.00	11/15/2013	1,100,332	1,091,397
Newsday LLC	10.50	08/01/2013	2,755,000	2,834,206
Novelis Incorporated	3.75	03/10/2017	997,500	991,894
nTelos Incorporated <	1.00	08/07/2015	1,000,000	993,130
Panolam Industries International Incorporated (i)	8.25	12/31/2013	209,504	197,283
Penn National Gaming Incorporated <	0.00	07/16/2018	1,000,000	1,002,780
Prestige Brands International <	4.00	12/20/2018	325,000	326,463
Springleaf Finance Corporation	5.50	05/05/2017	700,000	650,125
Texas Competitive Electric Holding LLC <	3.80	10/10/2014	15,421,983	10,436,827
Texas Competitive Electric Holding LLC	4.80	10/10/2017	375,000	231,094
Total Safety US Incorporated	7.50	10/27/2017	900,000	869,625
Towerco Finance LLC <	0.00	02/02/2017	1,950,000	1,952,438
Transdigm Incorporated	4.00	02/14/2017	2,718,372	2,711,249
United Surgical Partners International Incorporated	2.27	04/18/2014	1,818,821	1,770,749
United Surgical Partners International Incorporated	2.27	04/21/2014	132,601	129,097
Warnaco Incorporated	3.75	06/15/2018	600,000	594,000
Web Service Company LLC	1.00	08/28/2014	458,174	453,881
Total Term Loans (Cost $102,911,780)				100,305,627

Yankee Corporate Bonds and Notes: 5.89%
Consumer Discretionary: 0.26%
Media: 0.26%
Intelsat Jackson Holdings Limited	7.25	10/15/2020	875,000	913,281

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Media (continued)
Videotron Limited	9.13%	04/15/2018	$775,000	$860,250
				1,773,531

Energy: 1.24%
Oil, Gas & Consumable Fuels: 1.24%
Griffin Coal Mining Company Limited 144A (s)	9.50	12/01/2016	3,792,790	2,972,599
Griffin Coal Mining Company Limited (s)	9.50	12/01/2016	310,082	243,027
Petroplus Finance Limited	5.75	01/20/2020	1,650,000	1,769,165
Ship Finance International Limited	8.50	12/15/2013	3,720,000	3,561,900
				8,546,691

Financials: 0.67%
Capital Markets: 0.06%
Mubadala Development Company 144A	5.50	04/20/2021	360,000	375,763

Commercial Banks: 0.43%
Banco de Credito Del Peru (i)	4.75	03/16/2016	1,200,000	1,203,000
Eurasian Development Bank	7.38	09/29/2014	1,000,000	1,065,000
Standard Chartered Bank 144A	6.40	09/26/2017	650,000	699,309
				2,967,309

Consumer Finance: 0.10%
Virgin Media Finance plc	6.50	01/15/2018	650,000	698,750

Diversified Financial Services: 0.08%
BM&F Bovespa SA	5.50	07/16/2020	500,000	530,000
Preferred Term Securities XII Limited (s) (i)	1.87	12/24/2033	635,000	191
				530,191

Industrials: 0.10%
Commercial Services & Supplies: 0.06%
Tyco Electronics Group SA	3.50	02/03/2022	400,000	398,428

Road & Rail: 0.04%
Transnet Limited 144A	4.50	02/10/2016	300,000	308,395

Information Technology: 0.16%
Computers & Peripherals: 0.16%
Seagate Technology HDD Holdings	6.80	10/01/2016	650,000	710,125
Seagate Technology HDD Holdings 144A	7.00	11/01/2021	375,000	401,250
				1,111,375

Materials: 1.39%
Metals & Mining: 0.80%
Kazatomprom	6.25	05/20/2015	500,000	530,000
Novelis Incorporated	7.25	02/15/2015	1,030,000	1,026,529
Novelis Incorporated	8.38	12/15/2017	550,000	603,625
Novelis Incorporated	8.75	12/15/2020	725,000	810,188
Teck Resources Limited	10.75	05/15/2019	2,050,000	2,506,025
				5,476,367

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
Paper & Forest Products: 0.59%
PE Paper Escrow GmbH 144A		12.00%	08/01/2014	$1,170,000	$1,269,450
Sappi Limited 144A		7.50	06/15/2032	3,560,000	2,812,400
					4,081,850

Telecommunication Services: 1.92%
Diversified Telecommunication Services: 1.52%
Intelsat Jackson Holdings SA 144A		7.25	04/01/2019	425,000	444,125
Intelsat Jackson Holdings SA 144A		7.50	04/01/2021	525,000	551,250
Intelsat Jackson Holdings SA		11.25	06/15/2016	4,875,000	5,167,500
Qtel International Finance Limited		4.75	02/16/2021	300,000	304,500
Sable International Finance Limited		7.75	02/15/2017	350,000	358,750
Wind Acquisition Finance SpA 144A		11.75	07/15/2017	3,660,000	3,623,400
					10,449,525

Wireless Telecommunication Services: 0.40%
Digicel Group Limited 144A		12.00	04/01/2014	1,335,000	1,505,213
Telesat Canada Incorporated		11.00	11/01/2015	1,135,000	1,214,450
					2,719,663

Utilities: 0.15%
Electric Utilities: 0.15%
Eskom Holdings Limited		5.75	01/26/2021	1,000,000	1,045,000

Total Yankee Corporate Bonds and Notes (Cost $38,159,104)					40,482,838

Yankee Government Bonds: 1.29%
Dominican Republic		7.50	05/06/2021	3,500,000	3,575,250
Sri Lanka Republic		6.25	07/27/2021	3,500,000	3,450,612
State of Qatar 144A Republic		4.50	01/20/2022	1,750,000	1,802,500
Total Yankee Government Bonds (Cost $8,874,063)					8,828,362

		Yield		Shares
Short-Term Investments: 5.77%
Investment Companies: 5.77%
Wells Fargo Advantage Cash Investment Money Market Fund (l) (u) ##		0.02		39,604,647	39,604,647

Total Short-Term Investments (Cost $39,604,647)					39,604,647

Total Investments in Securities (Cost $886,934,865)*	132.75%				911,943,172
Other Assets and Liabilities, Net	(32.75)				(224,996,437)

Total Net Assets	100.00%				$686,946,735

±	Variable rate investment.
(d)	All or a portion of this security has been segregated as collateral for reverse repurchase agreements.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
†	Non-income earning security.

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)

(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
(i)	Illiquid security.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
@	Foreign bond principal is denominated in local currency.
<	All or a portion of the position represents an unfunded loan commitment.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities or unfunded loans.
*	Cost for federal income tax purposes is $891,910,710 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$21,434,827
Gross unrealized depreciation	(1,402,365)

Net unrealized appreciation	$20,032,462

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND

NOTES TO PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Multi-Sector Income Fund (the “Fund”).

Securities valuation

Fixed income securities with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment adviser to be creditworthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

As of January 31, 2012, the Fund had unfunded loan commitments of $17,652,563.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$286,699	$1,308,048	$0	$1,594,747
Preferred stocks	599,130	0	0	599,130
Agency securities	0	129,420,024	0	129,420,024
Convertible debenture	0	1,046,244	0	1,046,244
Corporate bonds and notes	0	355,806,835	5,101,115	360,907,950
Foreign corporate bonds and notes	0	36,348,850	0	36,348,850
Foreign government bonds	0	179,925,444	0	179,925,444
Non agency mortgage-backed securities	0	12,879,309	0	12,879,309
Term loans	0	91,331,537	8,974,090	100,305,627
Yankee corporate bonds and notes	0	40,482,647	191	40,482,838
Yankee government bonds	0	8,828,362	0	8,828,362
Short-term investments
Investment companies	39,604,647	0	0	39,604,647

	$40,490,476	$857,377,300	$14,075,396	$911,943,172

As of January 31, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$(694,048)	$0	$(694,048)

+	Forward foreign currency contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate bonds and notes	Term loans	Yankee corporate bonds and notes	Total
Balance as of October 31, 2011	$5,243,760	$3,971,316	$191	$9,215,267
Accrued discounts (premiums)	638	7,384	0	8,022
Realized gains (losses)	0	231	0	231
Change in unrealized gains (losses)	(143,283)	(5,214)	0	(148,497)
Purchases	0	0	0	0
Sales	0	(6,425)	0	(6,425)
Transfers into Level 3	0	5,006,798	0	5,006,798
Transfers out of Level 3	0	0	0	0

Balance as of January 31, 2012	$5,101,115	$8,974,090	$191	$14,075,396

Change in unrealized gains (losses) relating to securities still held at January 31, 2012	$(143,284)	$(3,706)	$0	$(146,990)

Derivative transactions

During the three months ended January 31, 2012, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes.

At January 31, 2012, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange Date	Counterparty	Contracts to Receive	U.S. Value at January 31, 2012	In Exchange for U.S. $	Net Unrealized Gains (Losses)
02/01/2012	State Street Bank	1,197,153,060 HUF	$5,321,335	$5,162,368	$158,967
02/27/2012	State Street Bank	12,850,000 ZAR	1,636,803	1,601,585	35,218

Exchange Date	Counterparty	Contracts to Receive	U.S. Value at January 31, 2012	In Exchange For	U.S. Value at January 31, 2012	Net Unrealized Gains (Losses)
02/02/2012	State Street Bank	11,500,000 CAD	$11,468,769	875,150,000 JPY	$11,481,895	$(13,126)
02/02/2012	State Street Bank	894,010,000 JPY	11,729,336	11,500,000 CAD	11,468,769	260,567
02/10/2012	State Street Bank	8,377,152 EUR	10,957,893	65,000,000 NOK	11,075,406	(117,513)
02/10/2012	State Street Bank	65,000,000 NOK	11,075,406	8,313,509 EUR	10,874,642	200,764
02/21/2012	State Street Bank	474,691,680 JPY	6,229,173	20,400,000 PLN	6,309,191	(80,018)
02/21/2012	State Street Bank	20,400,000 PLN	6,309,191	471,627,600 JPY	6,188,965	120,226

Forward foreign currency contracts to sell:

Exchange Date	Counterparty	Contracts to Deliver	U.S. Value at January 31, 2012	In Exchange for U.S. $	Net Unrealized Gains (Losses)
02/27/2012	State Street Bank	31,500,000 ZAR	$4,012,397	$3,671,842	$(340,555)
02/27/2012	State Street Bank	132,300,000 ZAR	16,852,067	16,094,499	(757,568)
05/02/2012	State Street Bank	1,220,000,000 HUF	5,368,010	5,207,000	(161,010)

The Fund had average contract amounts of $137,779,288 and $35,037,690 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the three months ended January 31, 2012.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACB — Agricultural Credit Bank

ADR — American Depository Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAB — Capital Appreciation Bond

CAD — Canadian Dollar

CCAB — Convertible Capital Appreciation Bond

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CHF — Swiss Franc

COP — Certificate of Participation

CR — Custody Receipts

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Authority

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBC — Insured Bond Certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MSTR — Municipal Securities Trust Receipts

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SAVRS — Select Auction Variable Rate Securities

SBA — Small Business Authority

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SPDR — Standard & Poor’s Depositary Receipts

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Multi-Sector Income Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Multi-Sector Income Fund

By:	/s/ KARLA M. RABUSCH
Karla M. Rabusch President
Date:	March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Multi-Sector Income Fund

By:	/s/ KARLA M. RABUSCH
Karla M. Rabusch President
Date:	March 26, 2012

By:	/s/ KASEY L. PHILLIPS
Kasey L. Phillips Treasurer
Date:	March 26, 2012